Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of compensation made to directors and other members of key management personnel

The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2019 A$’000	2018 A$’000	2017 A$’000

Short-term employee benefits	1,176	1636	2,513
Post-employment benefits	84	90	155
Long-term benefits	—	—	—
Termination benefits	—	—	315
Share-based payments	125	117	403

	1,385	1,843	3,386